UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund -
Fidelity Series Emerging Markets Debt Fund
Class F

March 31, 2011

1.924255.100

SED-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.9%
		Principal Amount (f)	Value
Argentina - 1.9%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (c)		$ 297,000	$ 319,275
City of Buenos Aires 12.5% 4/6/15 (c)		950,000	1,045,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (c)		100,000	103,500
Pan American Energy LLC 7.875% 5/7/21 (c)		200,000	215,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (c)		450,000	443,250
YPF SA 10% 11/2/28		250,000	290,625
TOTAL ARGENTINA			2,416,650
Brazil - 3.2%
Banco Bradesco SA 5.9% 1/16/21 (c)		200,000	198,500
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (c)		100,000	98,600
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (c)		250,000	244,625
Banco Industrial e Comercial SA 8.5% 4/27/20 (Reg. S)		200,000	207,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (c)		200,000	204,000
Banco Votorantim SA 5.25% 2/11/16 (c)		200,000	206,000
BFF International Ltd. 7.25% 1/28/20 (c)		200,000	217,000
Braskem Finance Ltd. 7% 5/7/20 (c)		200,000	216,000
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (c)		200,000	205,500
Gerdau Trade, Inc. 5.75% 1/30/21 (c)		100,000	101,200
Globo Comunicacoes e Participacoes SA 6.25% (b)(c)(d)		1,100,000	1,155,000
Itau Unibanco Holding SA 5.75% 1/22/21 (c)		100,000	99,250
Net Servicos de Comunicacao SA 7.5% 1/27/20		150,000	172,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (c)		290,000	315,375
Telemar Norte Leste SA 5.5% 10/23/20 (c)		125,000	122,813
Votorantim Cimentos SA 7.25% 4/5/41 (c)		200,000	198,790
TOTAL BRAZIL			3,962,153
Canada - 0.4%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		375,000	427,500
Cayman Islands - 1.0%
CSN Islands XII Corp. 7% (Reg. S) (d)		450,000	441,675
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (c)		150,000	155,820
Odebrecht Finance Ltd.:
6% 4/5/23 (c)		200,000	199,760
7% 4/21/20 (c)		100,000	109,000
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 175,000	$ 182,000
8.375% 12/10/18		100,000	120,558
TOTAL CAYMAN ISLANDS			1,208,813
Colombia - 0.2%
BanColombia SA:
4.25% 1/12/16 (c)		200,000	197,500
6.125% 7/26/20		100,000	100,750
TOTAL COLOMBIA			298,250
Egypt - 0.4%
African Export-Import Bank 8.75% 11/13/14		425,000	473,875
El Salvador - 0.4%
Telemovil Finance Co. Ltd. 8% 10/1/17 (c)		475,000	492,813
Georgia - 0.3%
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		200,000	205,000
Georgian Railway Ltd. 9.875% 7/22/15		100,000	107,750
TOTAL GEORGIA			312,750
Indonesia - 0.2%
Adaro Indonesia PT 7.625% 10/22/19 (c)		250,000	276,250
Ireland - 1.1%
SCF Capital Ltd. 5.375% 10/27/17 (c)		400,000	393,000
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (c)		600,000	653,250
VIP Finance Ireland Ltd. 7.748% 2/2/21 (c)		200,000	209,000
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (c)		150,000	152,063
TOTAL IRELAND			1,407,313
Kazakhstan - 0.7%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (c)		200,000	208,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (c)		200,000	202,260
Zhaikmunai Finance BV 10.5% 10/19/15 (c)		475,000	503,500
TOTAL KAZAKHSTAN			914,260
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
Luxembourg - 3.0%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		$ 300,000	$ 341,625
7.75% 11/3/20 (c)		200,000	214,250
Aquarius Investments Luxemburg 8.25% 2/18/16 (Reg. S)		400,000	412,000
Evraz Group SA:
8.25% 11/10/15 (c)		100,000	112,125
8.875% 4/24/13 (c)		350,000	384,125
Orascom Telecom Finance SCA 7.875% 2/8/14 (c)		785,000	804,625
RSHB Capital SA 9% 6/11/14 (c)		250,000	287,075
SB Capital SA 5.4% 3/24/17 (Reg. S)		190,000	193,800
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (b)		170,000	173,825
TMK Capital SA 7.75% 1/27/18		200,000	203,300
TNK-BP Finance SA 7.5% 7/18/16		200,000	224,250
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		350,000	387,188
TOTAL LUXEMBOURG			3,738,188
Mexico - 2.1%
Alestra SA de RL de CV 11.75% 8/11/14		250,000	289,700
Bbva Bancomer SA 4.5% 3/10/16 (c)		150,000	150,375
Controladora Mabe SA CV 7.875% 10/28/19 (c)		150,000	162,375
Gruma SAB de CV 7.75% (d)		325,000	325,000
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16		275,000	334,125
Petroleos Mexicanos:
5.5% 1/21/21		175,000	177,800
6% 3/5/20		150,000	159,000
6.625% (c)(d)		830,000	823,775
8% 5/3/19		150,000	180,000
TOTAL MEXICO			2,602,150
Mongolia - 0.1%
Trade & Development Bank of Mong LLC 8.5% 10/25/13		100,000	102,750
Netherlands - 3.9%
DTEK Finance BV 9.5% 4/28/15 (c)		200,000	211,740
HSBK (Europe) BV:
7.25% 5/3/17 (c)		300,000	310,500
9.25% 10/16/13 (c)		750,000	826,875
Indosat Palapa Co. BV 7.375% 7/29/20 (c)		100,000	109,750
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
Netherlands - continued
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 300,000	$ 316,500
Kazkommerts International BV 8.5% 4/16/13 (c)		100,000	103,000
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (c)		200,000	207,000
7% 5/5/20 (c)		275,000	296,313
8.375% 7/2/13 (c)		200,000	221,500
9.125% 7/2/18 (c)		375,000	453,281
11.75% 1/23/15 (c)		275,000	343,406
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		575,000	648,313
7.75% 1/20/20 (c)		200,000	225,000
8% 8/7/19 (c)		125,000	141,875
Metinvest BV 10.25% 5/20/15 (c)		150,000	165,750
Myriad International Holding BV 6.375% 7/28/17 (c)		300,000	317,250
TOTAL NETHERLANDS			4,898,053
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (c)		450,000	490,500
Peru - 0.3%
Banco de Credito del Peru:
4.75% 3/16/16 (c)		325,000	322,563
5.375% 9/16/20 (c)		100,000	94,880
TOTAL PERU			417,443
Philippines - 0.8%
National Power Corp. 6.875% 11/2/16 (c)		200,000	228,260
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (c)		300,000	342,750
7.39% 12/2/24 (c)		400,000	456,520
TOTAL PHILIPPINES			1,027,530
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (c)		400,000	457,000
Singapore - 0.2%
STATS ChipPAC Ltd. 7.5% 8/12/15 (c)		200,000	217,500
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		191,667	194,542
Nonconvertible Bonds - continued
		Principal Amount (f)	Value
Turkey - 0.6%
Akbank T. A. S. 5.125% 7/22/15 (c)		$ 300,000	$ 301,500
Turkiye Is Bankasi AS 5.1% 2/1/16 (c)		450,000	450,563
TOTAL TURKEY			752,063
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		300,000	329,550
United Kingdom - 1.6%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,300,000	1,317,875
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (e)		250,000	212,500
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (b)		500,000	452,500
TOTAL UNITED KINGDOM			1,982,875
United States of America - 1.2%
Drummond Co., Inc. 7.375% 2/15/16		280,000	288,400
Ferrexpo Finance PLC 7.875% 4/7/16 (c)		290,000	290,000
Korea Development Bank 4% 9/9/16		200,000	201,600
NII Capital Corp.:
7.625% 4/1/21		85,000	86,700
10% 8/15/16		150,000	171,000
Pemex Project Funding Master Trust 6.625% 6/15/35		250,000	251,625
Southern Copper Corp. 6.75% 4/16/40		250,000	252,748
TOTAL UNITED STATES OF AMERICA			1,542,073
Venezuela - 3.0%
Petroleos de Venezuela SA:
4.9% 10/28/14		850,000	624,750
5.25% 4/12/17		550,000	332,750
5.375% 4/12/27		2,100,000	987,000
5.5% 4/12/37		775,000	354,563
8% 11/17/13 (c)		150,000	139,125
12.75% 2/17/22 (c)		1,715,000	1,351,420
TOTAL VENEZUELA			3,789,608
TOTAL NONCONVERTIBLE BONDS (Cost $34,734,676)			34,732,452
Government Obligations - 56.5%
		Principal Amount (f)	Value
Argentina - 7.1%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 780,571	$ 694,708
par 2.5% 12/31/38 (b)		700,000	301,000
0.4677% 8/3/12 (e)		3,187,500	3,101,314
7% 9/12/13		2,450,000	2,483,619
7% 10/3/15		1,865,000	1,757,400
Buenos Aires Province 11.75% 10/5/15 (c)		100,000	103,700
Provincia de Cordoba 12.375% 8/17/17 (c)		425,000	439,875
TOTAL ARGENTINA			8,881,616
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (c)		300,000	310,500
Bahrain - 0.2%
Kingdom Bahrain 5.5% 3/31/20		200,000	190,500
Barbados - 0.3%
Barbados Government 7.25% 12/15/21 (c)		300,000	309,000
Belarus - 0.4%
Belarus Republic:
8.75% 8/3/15		350,000	313,250
8.95% 1/26/18 (Reg. S)		200,000	174,500
TOTAL BELARUS			487,750
Brazil - 1.8%
Brazilian Federative Republic:
5.625% 1/7/41		575,000	565,800
5.875% 1/15/19		150,000	165,750
7.125% 1/20/37		325,000	384,313
8.75% 2/4/25		150,000	202,875
10.125% 5/15/27		300,000	453,750
12.25% 3/6/30		250,000	445,000
TOTAL BRAZIL			2,217,488
Bulgaria - 0.1%
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		150,000	174,570
Colombia - 1.5%
Colombian Republic:
6.125% 1/18/41		300,000	306,000
7.375% 3/18/19		100,000	119,500
7.375% 9/18/37		550,000	651,750
Government Obligations - continued
		Principal Amount (f)	Value
Colombia - continued
Colombian Republic: - continued
10.375% 1/28/33		$ 250,000	$ 375,000
11.75% 2/25/20		250,000	376,875
TOTAL COLOMBIA			1,829,125
Congo - 0.2%
Congo Republic 3% 6/30/29 (b)		498,750	304,238
Croatia - 0.5%
Croatia Republic:
6.375% 3/24/21 (c)		200,000	200,700
6.625% 7/14/20 (c)		175,000	180,906
6.75% 11/5/19 (c)		225,000	235,577
TOTAL CROATIA			617,183
Dominican Republic - 0.6%
Dominican Republic:
1.2713% 8/30/24 (e)		250,000	222,500
7.5% 5/6/21 (c)		300,000	306,000
9.04% 1/23/18 (c)		163,947	181,981
TOTAL DOMINICAN REPUBLIC			710,481
Egypt - 0.3%
Arab Republic of Egypt:
5.75% 4/29/20 (c)		200,000	194,700
6.875% 4/30/40 (c)		150,000	137,250
TOTAL EGYPT			331,950
El Salvador - 0.5%
El Salvador Republic:
7.375% 12/1/19 (c)		100,000	108,000
7.625% 2/1/41 (c)		150,000	147,000
7.65% 6/15/35 (Reg. S)		150,000	149,250
7.75% 1/24/23 (Reg. S)		150,000	166,125
8.25% 4/10/32 (Reg. S)		100,000	108,750
TOTAL EL SALVADOR			679,125
Gabon - 0.3%
Gabonese Republic 8.2% 12/12/17 (c)		300,000	352,500
Georgia - 0.4%
Georgia Republic 7.5% 4/15/13		450,000	481,500
Government Obligations - continued
		Principal Amount (f)	Value
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (c)		$ 250,000	$ 278,750
14.99% 3/11/13	GHS	1,250,000	851,450
TOTAL GHANA			1,130,200
Hungary - 0.7%
Hungarian Republic:
4.75% 2/3/15		100,000	100,450
6.25% 1/29/20		200,000	202,880
6.375% 3/29/21		432,000	437,400
7.625% 3/29/41		92,000	93,150
TOTAL HUNGARY			833,880
Indonesia - 2.8%
Indonesian Republic:
5.875% 3/13/20 (c)		575,000	611,628
6.625% 2/17/37 (c)		350,000	372,750
6.875% 1/17/18 (c)		200,000	226,500
7.5% 1/15/16 (c)		100,000	116,375
7.75% 1/17/38 (c)		575,000	685,688
8.5% 10/12/35 (Reg. S)		425,000	543,469
11.625% 3/4/19 (c)		575,000	825,125
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (c)		125,000	145,000
TOTAL INDONESIA			3,526,535
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		975,000	897,000
Jordan - 0.1%
Jordanian Kingdom 3.875% 11/12/15		200,000	183,500
Lebanon - 0.7%
Lebanese Republic 4% 12/31/17		885,500	850,080
Lithuania - 0.8%
Lithuanian Republic:
5.125% 9/14/17 (c)		100,000	100,250
6.125% 3/9/21 (c)		200,000	204,000
6.75% 1/15/15 (c)		225,000	245,250
7.375% 2/11/20 (c)		400,000	445,500
TOTAL LITHUANIA			995,000
Government Obligations - continued
		Principal Amount (f)	Value
Mexico - 2.8%
United Mexican States:
5.125% 1/15/20		$ 748,000	$ 777,920
5.625% 1/15/17		150,000	165,000
5.75% 10/12/10		500,000	447,500
6.05% 1/11/40		1,200,000	1,227,000
6.75% 9/27/34		575,000	644,000
7.5% 4/8/33		150,000	182,625
TOTAL MEXICO			3,444,045
Nigeria - 0.5%
Republic of Nigeria 6.75% 1/28/21 (c)		575,000	567,813
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (c)		1,050,000	913,500
Peru - 1.0%
Peruvian Republic:
5.625% 11/18/50		475,000	428,688
7.35% 7/21/25		150,000	177,750
8.75% 11/21/33		475,000	636,500
TOTAL PERU			1,242,938
Philippines - 1.0%
Philippine Republic:
5.5% 3/30/26		200,000	197,000
6.375% 1/15/32		100,000	104,750
6.375% 10/23/34		150,000	157,125
6.5% 1/20/20		150,000	169,500
9.5% 2/2/30		225,000	315,000
10.625% 3/16/25		210,000	311,325
TOTAL PHILIPPINES			1,254,700
Poland - 0.1%
Polish Government 3.875% 7/16/15		100,000	100,875
Russia - 7.6%
Russian Federation:
3.625% 4/29/15 (c)		600,000	606,750
5% 4/29/20 (c)		1,100,000	1,115,125
7.5% 3/31/30 (Reg. S)		5,311,100	6,206,013
11% 7/24/18 (Reg. S)		100,000	142,000
12.75% 6/24/28 (Reg. S)		800,000	1,401,000
TOTAL RUSSIA			9,470,888
Government Obligations - continued
		Principal Amount (f)	Value
Serbia - 1.8%
Republic of Serbia 6.75% 11/1/24 (c)		$ 2,282,000	$ 2,293,410
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (c)		450,000	438,188
7.4% 1/22/15 (c)		450,000	482,625
8.25% 10/24/12 (c)		200,000	212,500
TOTAL SRI LANKA			1,133,313
Turkey - 5.8%
Turkish Republic:
5.625% 3/30/21		250,000	255,325
6% 1/14/41		200,000	187,100
6.75% 4/3/18		750,000	837,225
6.75% 5/30/40		550,000	571,340
6.875% 3/17/36		1,050,000	1,114,365
7% 9/26/16		400,000	452,520
7.25% 3/15/15		250,000	282,825
7.25% 3/5/38		450,000	498,375
7.375% 2/5/25		1,050,000	1,211,490
7.5% 7/14/17		650,000	754,000
7.5% 11/7/19		300,000	349,140
11.875% 1/15/30		450,000	747,000
TOTAL TURKEY			7,260,705
Ukraine - 2.0%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (c)		300,000	316,500
Ukraine Government:
6.385% 6/26/12 (c)		300,000	310,050
6.75% 11/14/17 (c)		525,000	533,663
6.875% 9/23/15 (c)		300,000	310,500
7.65% 6/11/13 (c)		300,000	317,250
7.75% 9/23/20 (c)		300,000	309,000
7.95% 2/23/21 (c)		400,000	412,000
TOTAL UKRAINE			2,508,963
United States of America - 2.5%
U.S. Treasury Bonds 3.875% 8/15/40		3,475,000	3,107,411
Uruguay - 0.8%
Uruguay Republic:
6.875% 9/28/25		100,000	115,380
Government Obligations - continued
		Principal Amount (f)	Value
Uruguay - continued
Uruguay Republic: - continued
7.875% 1/15/33 pay-in-kind		$ 200,000	$ 242,000
8% 11/18/22		550,000	684,750
TOTAL URUGUAY			1,042,130
Venezuela - 6.6%
Venezuelan Republic:
1.3031% 4/20/11 (Reg. S) (e)		1,950,000	1,945,125
6% 12/9/20		450,000	266,625
7% 3/31/38		400,000	223,000
8.5% 10/8/14		500,000	455,000
9% 5/7/23 (Reg. S)		1,825,000	1,248,300
9.25% 9/15/27		1,250,000	925,000
9.25% 5/7/28 (Reg. S)		400,000	271,000
9.375% 1/13/34		350,000	236,250
10.75% 9/19/13		500,000	501,250
12.75% 8/23/22		1,550,000	1,336,875
13.625% 8/15/18		850,000	816,000
TOTAL VENEZUELA			8,224,425
Vietnam - 1.2%
Vietnamese Socialist Republic:
1.274% 3/12/16 (e)		326,087	311,413
4% 3/12/28 (b)		900,000	762,750
6.75% 1/29/20 (c)		200,000	210,000
6.875% 1/15/16 (c)		200,000	215,000
TOTAL VIETNAM			1,499,163
TOTAL GOVERNMENT OBLIGATIONS (Cost $70,359,736)			70,358,000
Supranational Obligations - 0.2%

Eurasian Development Bank 7.375% 9/29/14 (c) (Cost $246,828)		225,000	246,656
Preferred Securities - 0.6%

Brazil - 0.6%
Net Servicos de Comunicacao SA 9.25% (c)(d) (Cost $770,105)	755,000	768,595
Money Market Funds - 23.3%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (a) (Cost $29,074,453)	29,074,453	$ 29,074,453
Cash Equivalents - 26.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 14,714,044	14,714,000
0.12%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) #	17,802,057	17,802,000
TOTAL CASH EQUIVALENTS (Cost $32,516,000)		32,516,000
TOTAL INVESTMENT PORTFOLIO - 134.6% (Cost $167,701,798)		167,696,156
NET OTHER ASSETS (LIABILITIES) - (34.6)%		(43,120,765)
NET ASSETS - 100%		$ 124,575,391
Currency Abbreviations
GHS	-	Ghana Cedi
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,519,570 or 31.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Principal amount is stated in United States dollars unless otherwise noted.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,714,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 6,482,079
Barclays Capital, Inc.	5,631,229
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,600,692
$ 14,714,000
Repurchase Agreement / Counterparty	Value
$17,802,000 due 4/01/11 at 0.12%
BNP Paribas Securities Corp.	$ 2,724,947
Credit Agricole Securities (USA), Inc.	2,287,353
HSBC Securities (USA), Inc.	5,950,827
Mizuho Securities USA, Inc.	2,287,353
RBS Securities, Inc.	3,407,843
UBS Securities LLC	1,143,677
$ 17,802,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,383
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 34,732,452	$ -	$ 34,732,452	$ -
Government Obligations	70,358,000	-	70,358,000	-
Supranational Obligations	246,656	-	246,656	-
Preferred Securities	768,595	-	768,595	-
Money Market Funds	29,074,453	29,074,453	-	-
Cash Equivalents	32,516,000	-	32,516,000	-
Total Investments in Securities:	$ 167,696,156	$ 29,074,453	$ 138,621,703	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $167,695,781. Net unrealized appreciation aggregated $375, of which $371,810 related to appreciated investment securities and $371,435 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and supranational obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011